Stock Option Plans and Warrants to Purchase Common Stock (Details 2) - 12 months ended Dec. 31, 2014 - Employee Stock Option [Member] - $ / shares	Total
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	6 years 10 months 24 days
Outstanding Options/Warrants	2,488,279
Exercisable Options/Warrants	1,875,609
$0.30-$2.20 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 0.30
Exercise price range, upper range limit	$ 2.20
Weighted-Average Remaining Contractual Life in Years	7 years 8 months 12 days
Outstanding Options/Warrants	1,805,755
Exercisable Options/Warrants	1,193,081
$2.26-$4.10 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 2.26
Exercise price range, upper range limit	$ 4.10
Weighted-Average Remaining Contractual Life in Years	6 years 10 months 24 days
Outstanding Options/Warrants	174,774
Exercisable Options/Warrants	174,778
$4.64-$9.40[Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 4.64
Exercise price range, upper range limit	$ 9.40
Weighted-Average Remaining Contractual Life in Years	3 years 8 months 12 days
Outstanding Options/Warrants	507,750
Exercisable Options/Warrants	507,750